Income Taxes - Reconciliation of Reported Estimated Income Tax Benefit (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States federal tax at statutory rate	$ 2,926,615	$ 2,350,992
State taxes (net of federal benefit)	1,460,289	1,480,185
Deferred income tax adjustments	(512,375)
Orphan drug credit, net	(4,895,671)	(7,056,607)
Equity based compensation	279,165	725,811
Fair value adjustment of preferred stock warrant liability	(52,743)	(496,208)
Other permanent items	7,627	4,696
Change in valuation allowance	787,093	2,991,131
Income tax expense/(benefit)	$ 0	$ 0